Shareholder Report, Line Graph (Details) 194026_Jackson Square Large-Cap Growth Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Investor Class
Account Value [Line Items]
Accumulated Value	$ 25,113	$ 18,220	$ 14,142	$ 24,126	$ 18,106	$ 14,277	$ 12,520	$ 11,936	$ 9,652	$ 10,000	$ 32,559
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Total Return Index
Accumulated Value	31,549	22,877	20,904	25,156	17,503	15,768	13,788	12,913	10,434	10,000	$ 38,295
Bloomberg US 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Growth Total Return Index
Accumulated Value	36,962	26,066	22,691	29,967	21,038	16,716	14,231	12,990	10,246	10,000	$ 46,539
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Total Return
Accumulated Value	$ 41,044	$ 28,549	$ 24,001	$ 31,830	$ 22,226	$ 17,200	$ 14,688	$ 13,267	$ 10,228	$ 10,000	$ 53,644